BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio (“All-Cap Energy & Resources”)

BlackRock Energy & Resources Portfolio (“Energy & Resources”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 17, 2016

to the Prospectus of the Funds, dated January 28, 2016

Effective June 15, 2016, BlackRock Advisors, LLC (“BlackRock”) has agreed voluntarily to cap net expenses of the Funds at lower levels with respect to the Funds’ Investor A, Investor B, Investor C, Institutional and Service Shares, as applicable. To achieve these expense caps, BlackRock has agreed voluntarily to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Funds’ Investor A, Investor B, Investor C, Institutional and Service Shares, as applicable. Accordingly, effective June 15, 2016, each Fund’s Prospectus is amended as follows:

The section of the Funds’ Prospectus for Investor A, Investor B, Investor C and Institutional Shares entitled “Management of the Funds — BlackRock” is revised as follows:

The sixth paragraph is deleted in its entirety and replaced with the following:

BlackRock has agreed to cap net expenses for each Fund (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of each share class of a certain Fund at the levels shown below and, in the case of the contractual caps, in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund Operating
Expenses[1] after giving effect
to  all applicable expense
limitation provisions (excluding
Dividend Expense, Interest
Expense, Acquired Fund Fees
and Expenses and certain
			other Fund expenses)
	Contractual Caps[2]	Voluntary Caps[3]
All-Cap Energy & Resources
Investor A Shares	1.38%	1.33%	1.33%
Investor B Shares	2.10%	2.05%	2.05%
Investor C Shares	2.10%	2.05%	2.05%
Institutional Shares	0.96%	0.91%	0.91%

Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund Operating
Expenses[1] after giving effect
to  all applicable expense
limitation provisions (excluding
Dividend Expense, Interest
Expense, Acquired Fund Fees
and Expenses and certain
			other Fund expenses)
	Contractual Caps[2]	Voluntary Caps[3]
Energy & Resources
Investor A Shares	1.38%	1.33%	1.33%
Investor B Shares	2.10%	2.05%	2.05%
Investor C Shares	2.10%	2.05%	2.05%
Institutional Shares	1.07%	1.02%	1.02%

[1]	As a percentage of average daily net assets.

[2]	The contractual caps are in effect through January 31, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

[3]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

The section of All-Cap Energy & Resources’ Prospectus for Service Shares entitled “Management of the Funds — BlackRock” is revised as follows:

The sixth paragraph is deleted in its entirety and replaced with the following:

BlackRock has agreed to cap net expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of the Service Share class of the Fund at the level shown below and, in the case of the contractual cap, in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

Cap on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund Operating
Expenses[1] after giving effect
to  all applicable expense
limitation provisions (excluding
Dividend Expense, Interest
Expense, Acquired Fund Fees
and Expenses and certain
			other Fund expenses)
	Contractual Cap[2]	Voluntary Cap[3]
Service Shares	1.38%	1.33%	1.33%

[1]	As a percentage of average daily net assets.

[2]	The contractual cap is in effect through January 31, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

Shareholders should retain this Supplement for future reference.

PRO-19065-0616SUP

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